UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Maryland Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock Maryland Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Maryland - 113.3%	Annapolis, Maryland, Special Obligation Revenue Bonds (Park Place
	Project), Series A, 5.35%, 7/01/34	$500	$430,415
	Anne Arundel County, Maryland, EDR (Community College Project),
	5.25%, 9/01/28	2,870	2,923,325
	Baltimore County, Maryland, Metropolitan District, GO, 67th Issue,
	5%, 6/01/22	2,000	2,086,520
	Baltimore County, Maryland, Metropolitan District, GO, 68th Issue,
	5%, 8/01/28	2,000	2,037,500
	Baltimore County, Maryland, Revenue Refunding Bonds (Oak Crest
	Village, Inc.), Series A, 5%, 1/01/37	1,000	918,900
	Baltimore, Maryland, Special Obligation Tax Bonds (Harborview Lot
	Number 2), 6.50%, 7/01/31	1,000	1,003,410
	Baltimore, Maryland, Wastewater Project Revenue Refunding Bonds,
	Series A, 5.20%, 7/01/32 (a)	3,500	3,547,355
	Baltimore, Maryland, Wastewater Project Revenue Refunding Bonds,
	Series A, 5.125%, 7/01/42 (a)	2,000	2,003,840
	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana
	Community Development Authority), 6.625%, 7/01/25	1,000	1,005,990
	Howard County, Maryland, Retirement Community Revenue
	Refunding Bonds (Columbia Vantage House Corporation), Series A,
	5.25%, 4/01/33	500	419,665
	Maryland State Community Development Administration,
	Department of Housing and Community Development, Residential
	Revenue Bonds, AMT, Series H, 5.10%, 9/01/37	250	238,307
	Maryland State Health and Higher Educational Facilities Authority
	Revenue Bonds (Baltimore Board of Child Care), 5.375%, 7/01/32	2,000	2,022,900
	Maryland State Health and Higher Educational Facilities Authority
	Revenue Bonds (Carroll County General Hospital), 6%, 7/01/37	1,990	2,022,218
	Maryland State Health and Higher Educational Facilities Authority
	Revenue Bonds (Loyola College), 5%, 10/01/39	2,000	1,990,440
	Maryland State Health and Higher Educational Facilities Authority
	Revenue Bonds (Union Hospital of Cecil County), 5.625%, 7/01/32	2,000	2,025,700
	Maryland State Health and Higher Educational Facilities Authority
	Revenue Bonds (University of Maryland Medical System), 5.25%,
	7/01/11 (b)	2,000	2,138,340
	Maryland State Health and Higher Educational Facilities Authority,
	Revenue Refunding Bonds (Peninsula Regional Medical Center), 5%,
	7/01/36	1,000	982,180

Portfolio Abbreviations
To simplify the listings of BlackRock Maryland Municipal Bond Trust's portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds

BlackRock Maryland Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Maryland State Industrial Development Financing Authority, EDR
	(Our Lady of Good Counsel School), Series A, 6%, 5/01/35	$1,000	$1,000,500
	Maryland State Transportation Authority, Parking Revenue Bonds
	(Baltimore/Washington International Airport), AMT, Series B,
	5.125%, 3/01/24 (c)	2,000	1,992,360
	Montgomery County, Maryland, Lease Revenue Bonds (Metrorail
	Garage Projects), 5%, 6/01/23	500	520,200
	Montgomery County, Maryland, Lease Revenue Bonds (Metrorail
	Garage Projects), 5%, 6/01/24	1,435	1,492,974
	Prince Georges County, Maryland, Special Obligation Bonds (National
	Harbor Project), 5.20%, 7/01/34	1,500	1,263,060
			34,066,099
Puerto Rico - 20.6%	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement
	Revenue Refunding Bonds, 5.50%, 5/15/39	1,500	1,427,325
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.25%, 7/01/36 (d)	2,595	2,816,198
	Puerto Rico Commonwealth Highway and Transportation
	Authority, Transportation Revenue Refunding Bonds, Series D,
	5.25%, 7/01/12 (b)	1,500	1,606,170
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series D, 5.375%, 7/01/33	350	350,809
			6,200,502
	Total Municipal Bonds
	(Cost - $39,605,190) - 133.9%		40,266,601
	Municipal Bonds Transferred to Tender Option
	Bond Trusts (e)
Maryland - 10.3%	Maryland State Transportation Authority, Transportation Facilities
	Projects Revenue Bonds, 5%, 7/01/41 (d)	3,000	3,089,460
	Total Municipal Bonds Transferred to Tender Option
	Bond Trusts (Cost - $3,057,849) - 10.3%		3,089,460
	Corporate Bonds
Multi-State - 7.5%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (f)	2,000	2,244,640
	Total Corporate Bonds
	(Cost - $2,000,000) - 7.5%		2,244,640
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 1.71% (g)(h)	3,800,000	3,800,000
	Total Short-Term Securities
	(Cost - $3,800,000) - 12.6%		3,800,000
	Total Investments (Cost - $48,463,039*) - 164.3%		49,400,701
	Other Assets Less Liabilities - 2.3%		687,512
	Liability for Trust Certificates,
	Including Interest Expense and Fees Payable - (6.6%)		(1,999,528)
	Preferred Shares, at Redemption Value - (60.0%)		(18,012,611)
	Net Assets Applicable to Common Shares - 100.0%		$30,076,074

BlackRock Maryland Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)
*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008,
	as computed for federal income tax purposes, were as follows:
	Aggregate cost	$46,401,687
	Gross unrealized appreciation	$1,520,815
	Gross unrealized depreciation	(520,301)
	Net unrealized appreciation	$1,000,514

(a)	FGIC Insured.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	AMBAC Insured.

(d)	FSA Insured.

(e)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. The Trust is not obligated for costs associated with the registration of restricted securities.

(g)	Represents the current yield as of report date.

(h)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	3,600,000	$21,785

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

		By:	/s Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Maryland Municipal Bond Trust

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 18, 2008

		By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 18, 2008